Intangible assets	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Intangible assets
12.	Intangible assets

At December 31, 2018 and 2017, the breakdown of intangible assets is as follows:

					Net
Description	Useful life (months)		Cost	Accumulated amortization/ impairment	2018	2017

Software	60		51,263	(27,944)	23,319	28,232
Other intangible assets			24,106	(8,022)	16,084	38,050
Customer relationship	(a	)	36,667	(35,930)	737	30,808
Licenses	(a	)	1,375	(469)	906	24,705
Goodwill on acquisitions	—		17,945	—	17,945	466,443

Total			131,356	(72,365)	58,991	588,238

(a)

The Company determined internally the fair value of identifiable intangible assets, consisting mainly of customer relationships and licenses, which are subject to amortization based on the contractual conditions set forth in each case.

Changes in intangible assets for 2018 and 2017 are as follows:

	December 31, 2017	Additions	Write-offs	Transfer	Impairment	December 31, 2018
Costs
Software	48,857	3,015	—		(609)	51,263
Other intangible assets	44,688	—	(13,967)	(6,615)	—	24,106
Customer relationship	132,886	—	(2,196)	—	(94,023)	36,667
Licenses	24,705	—	(11,203)	—	(12,127)	1,375
Goodwill on acquisitions	466,443	—	—	6,615	(455,113)	17,945

	717,579	3,015	(27,366)	—	(561,872)	131,356
Amortization
( - ) Software	(20,625)	(7,878)	—	—	559	(27,944)
( - ) Other intangible assets	(6,638)	(8,022)	6,638	—	—	(8,022)
( - ) Customer relationship	(102,078)	(4,472)	643	391	69,586	(35,930)
( - ) Licenses	—	(6,491)	—	(391)	6,413	(469)

Total amortization	(129,341)	(26,863)	7,281	—	76,558	(72,365)

Total intangible assets, net	588,238	(23,848)	(20,085)	—	(485,314)	58,991

	December 31, 2016	Additions	Write-Offs	Impairment	December 31, 2017
Costs
Software	22,893	26,879	(915)	—	48,857
Other intangible assets	20,621	24,067	—	—	44,688
Customer relationship	130,690	2,196	—	—	132,886
Licenses	24,705	—	—	—	24,705
Goodwill on acquisitions	469,196	—	—	(2,753)	466,443

	668,105	53,142	(915)	(2,753)	717,579
Amortization
( - ) Software	(13,099)	(7,710)	184	—	(20,625)
( - ) Other intangible assets	(6,638)	—	—	—	(6,638)
( - ) Customer relationship	(94,536)	(7,542)	—	—	(102,078)

Total amortization	(114,273)	(15,252)	184	—	(129,341)

Total intangible assets, net	553,832	37,890	(731)	(2,753)	588,238

Impairment test for cash generating units

A cash generating unit (“CGU”) is defined as the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. Historically, the acquisitions that generated such goodwill balances were mainly related to the expansion and development of business in different regions, such as the acquisition of Resicontrol, with operations in the city of Tremembé, CTR Itaboraí, with operations in Rio de Janeiro state, Grupo Viva, with operations in the states of Bahia and Alagoas, and Grupo GeoVision, in the city of Ribeirão Preto.

The operation and cash generation of such CGUs is directly related to the services rendered on each geographical region that consist in an integrated operation and, as such, are tested for impairment as separate CGUs, considering the geographical aspect inherent to the respective service and the lack of interrelation and synergies among the operations for the different CGUs.

During 2018, the waste collection business of Estre presented a rapid deterioration, mainly due to the market conditions including strong margins compression. These declining margins makes this business unattractive to renew some of the collection contracts. Since the Company does not expect a recovery of the market conditions in the future, the Company decided to exit gradually from this market segment and such strategy was reflected in the estimated future cash flow used for impairment testing, which resulted in impairment losses recognized in 2018.

For impairment testing purposes, goodwill arising from business combinations and intangible with indefinite useful live were allocated to the CGU, as of December 31, 2018 and 2017, as follows:

December 31, 2018

CGU	Projection period	Discount Rate	Perpetuity	Assets of CGU	Goodwill tested for impairment	Carrying amount of CGU tested for impairment	Value in use	Goodwill and intangible impairment charge	Assets impairment charge	Goodwill balance
Geovision (Group)	01/01/19 to 12/31/23	15.66%	4.68%	144,261	242,489	386,750	144,261	(242,489)	—	—
Resicontrol	01/01/19 to 12/31/23	15.66%	4.68%	94,210	87,639	181,849	112,155	(69,694)	—	17,945
Viva (Group)	01/01/19 to 11/30/38	15.66%	—	226,618	136,315	362,933	115,377	(166,516)	(51,419)	—
CTR Itaboraí	01/01/19 to 12/31/23	15.66%	4.68%	26,267	—	26,267	(4,215)	—	(9,626)	—
Ambiental Sul	01/01/19 to 12/31/23	15.66%	4.68%	7,053	6,615	13,668	5,723	(6,615)	(1,330)	—

TOTAL				498,409	473,058	971,467	373,301	(485,314)	(62,375)	17,945

December 31, 2017

CGU	Projection period	Discount rate	Perpetuity	Assets of CGU	Goodwill tested for impairment	Carrying amount of CGU tested for impairment	Value in use	Goodwill impairment charge	Assets impairment charge	Goodwill balance
Geovision (Group)	01/01/18 to 12/31/22	15.20%	7.00%	180,728	242,803	423,531	477,855	(314)	(90)	242,489
Resicontrol	01/01/18 to 12/31/22	15.20%	7.00%	53,992	87,639	141,631	267,109	—	—	87,639
Viva (Group)	01/01/18 to 12/31/22	15.20%	7.00%	235,557	136,315	371,872	484,793	—	—	136,315
CTR Itaboraí	01/01/18 to 12/31/22	15.20%	7.00%	41,420	2,439	43,859	(11,956)	(2,439)	(34,342)	—

TOTAL				511,697	469,196	980,893	1,217,801	(2,753)	(34,432)	466,443

The recoverable amount of the cash generating units shown above was computed based on the calculation of the value in use, considering cash flow projections from financial budgets approved by the board of directors, discounted to present value.

Considerations for the calculation of value in use:

a)	Currency: Brazilian Reais (BRL);

b)	Direct taxes: taxes on gross revenue applicable to the Company’s operations were considered;

c)	Financial projections are presented in nominal terms, i.e., considering the estimated inflation over the projected period;

d)	Discount rate: calculated according to the WACC (Weighted Average Cost of Capital) methodology, after income taxes; and

e)	Projections: budget prepared by Company and approved by the Board of Directors.

Main assumptions used on the calculation of the value in use

•

Revenue Growth: is based on the observation of the historical behavior of each revenue line, as well as trends based on market analysis. For the collection segment, we considered we will keep the actual contracts until its expiration, with margins as the current ones, as per business strategy as described above.

•	EBITDA: it takes into account the historical margin, estimate of price correction, as well as the projects in progress with the objective of greater cost efficiency and revenue growth.

Perpetuity growth rate, not applicable for collection segment contracts, given recent market dynamics, the Company does not take into consideration their renewal any longer, after the cash flow calculation period on the long term view:

The Perpetuity rate was obtained considering the follow assumptions:

a)	Long term inflation (IPCA); and

b)	Increase in population and consequent volume of disposals.

The discount rate is calculated using the WACC (Weighted Average Cost of Capital) methodology, before income taxes. The WACC is the rate that a company is expected to pay on average to all its security holders to finance its assets. The WACC is commonly referred to as the firm’s cost of capital. The WACC represents the minimum return that a company must earn on an existing asset base to satisfy its creditors, owners, and other providers of capital, or they will invest elsewhere. Companies raise money from a number of sources: common stock, preferred stock, straight debt, convertible debt, exchangeable debt, warrants, options, pension liabilities, executive stock options, governmental subsidies, and so on. Different securities, which represent different sources of finance, are expected to generate different returns. The WACC is calculated taking into account the relative weights of each component of the capital structure. The more complex the company’s capital structure, the more laborious it is to calculate the WACC.

Inflation (IPCA)

Inflation was estimated considering inflation forecasts released by the main financial institutions of Brazil. The Brazilian Central Bank use to publish a research called Market Readout. On the Brazilian Central Bank Website we can find the complete long term forecast for several economic financial indicators.

From the total amount of R$547,689 related to the impairment for the fiscal year 2018, showed above, R$485,314 was recorded as an impairment of the goodwill, and R$62,375 was recorded as an impairment of Others Intangibles and PP&E (please refer to Notes 11 and 12).

Sensitivity analysis

For the sensitive analysis of goodwill impairment, the Company considered the following variations (increases / decreases), expressed in percentage points (p.p) for the year ended December 31, 2018:

•	Increase in 0.5 p.p on the discount rate

•	Decrease in 1.0 p.p on the EBITDA margin for all periods projected, including in perpetuity

•	Decrease in 0.5 p.p on the growth rate in perpetuity

Except for the CGUs for which an impairment loss was recognized in 2018, the sensitivity analysis indicated that the recoverable amount for these CGUs would continue to be higher than its corresponding carrying amount. For the CGUs for which an impairment loss was recognized in 2018 the sensitivity analysis resulted in further impairment.